Earnings per Share (Tables)	9 Months Ended
Jul. 31, 2023
Earnings per share [abstract]
Summary of Earnings Per Share
The following table presents the Bank’s basic and diluted earnings per share for the three and nine months ended July 31, 2023 and July 31, 2022.
Basic and Diluted Earnings Per Share

(millions of Canadian dollars, except as noted)	For the three months ended		For the nine months ended
	July 31 2023	July 31 2022	July 31 2023	July 31 2022
Basic earnings per share
Net income attributable to common shareholders	$2,889	$3,171	$7,529	$10,606

Weighted-average number of common shares outstanding (millions)	1,834.8	1,804.5	1,827.9	1,810.0
Basic earnings per share (Canadian dollars)	$1.57	$1.76	$4.12	$5.86
Diluted earnings per share
Net income attributable to common shareholders	$2,889	$3,171	$7,529	$10,606

Net income available to common shareholders including impact of dilutive securities	2,889	3,171	7,529	10,606
Weighted-average number of common shares outstanding (millions)	1,834.8	1,804.5	1,827.9	1,810.0
Effect of dilutive securities

Stock options potentially exercisable (millions) 1	1.5	2.6	2.0	3.3

Weighted-average number of common shares outstanding – diluted (millions)	1,836.3	1,807.1	1,829.9	1,813.3
Diluted earnings per share (Canadian dollars) 1	$1.57	$1.75	$4.11	$5.85

1
For the three and nine months ended July 31, 2023, the computation of diluted earnings per share excluded average options outstanding of 4.9 million and 4.4 million, respectively, with a weighted-average exercise price of $92.89 and $93.16, respectively, as the option price was greater than the average market price of the Bank’s common shares. For the three and nine months ended July 31, 2022, the computation of diluted earnings per share excluded average options outstanding of 2.4 million and 2.0 million, respectively, with an exercise price of $95.33, as the option price was greater than the average market price of the Bank’s common shares.